Summary of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	$ 110,387	$ 95,206
Other revenues	9,503	8,654
Total operating revenues	120,068	104,129
Property operating expenses	77,822	70,177
Interest expense	14,112	12,792
(Loss) income from discontinued operations before gain on sale	0	484
Net loss on insurance and other settlement proceeds on discontinued operations	0	(54)
Gain on sale of discontinued operations	0	9,429
Income from discontinued operations	0	9,859
Disposal Groups, Including Discontinued Operations, Name [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Rental revenues	0	3,565
Other revenues	0	417
Total operating revenues	0	3,982
Property operating expenses	0	2,179
Depreciation and amortization	0	1,060
Interest expense	0	259
Total expense	0	3,498
(Loss) income from discontinued operations before gain on sale	0	484
Net loss on insurance and other settlement proceeds on discontinued operations	0	(54)
Gain on sale of discontinued operations	0	9,429
Income from discontinued operations	$ 0	$ 9,859